MATERIAL ACCOUNTING POLICIES AND PRACTICES - New or amended accounting standards and principles effective in 2023 (Details)	12 Months Ended
Dec. 31, 2025
IAS 21
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Effect of exchange rate changes and the potential lack of convertibility between currencies
IAS 28
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Application of the equity method for measuring investments in subsidiaries
IFRS 9
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Review of the rules for classifying and measuring financial assets with variable and non‑linear cash flows
IFRS 18
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	New presentation and disclosure requirements in financial statements
IFRS 19
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Disclosure of subsidiaries without public accountability
IAS 7 and IFRS 7
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Increase transparency regarding liquidity risk and the maturities of financial instruments, loans and financing